INCOME TAXES - Tax Credits and Other Tax Benefits (Details) - Basque Country in Spain and Luxembourg $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	$ 106
Unrecognized	411
Total	517
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2031 - 2046
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	106
Unrecognized	406
Total	$ 512